Trade and other receivables (Details) - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current
Current trade and other receivables, gross	₨ 81,749	₨ 73,743
Less: Allowance for credit losses	(1,451)	(1,258)	₨ (1,194)
Current trade and other receivables, net	₨ 80,298	₨ 72,485